Interest Charges and Related Fees - Summary of Interest Charges and Related Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest charges and related fees [line items]
Subordinated loans	€ 110	€ 110	€ 88
Trust pass-through securities	8	9	8
Borrowings	153	194	252
Other	65	191	164
Total	335	505	513
Interest charges accrued on financial liabilities not carried at fair value through profit or loss	210	232	€ 298
Aegon N.V [member]
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	68	67
Borrowings	54	50
Other	8	8
Total	€ 129	€ 126